Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000235073 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	9.54%
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%	11.88%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%	1.73%
Custom Blended Benchmark [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	8.03%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	14.34%
Solactive GBS Developed Markets ex North America Large Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	9.71%